OTHER COMPREHENSIVE INCOME (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Changes in each component of other comprehensive income
Balance at the beginning of the period	¥ 121,742	¥ 99,513	¥ 63,742
Period change	12,877	22,229	35,771
Balance at the end of the period	134,619	121,742	99,513
Foreign currency translation adjustments
Changes in each component of other comprehensive income
Balance at the beginning of the period	26,794	1,292	(4,874)
Period change	15,443	25,502	6,166
Balance at the end of the period	42,237	26,794	1,292
Unrealized holding gain on securities
Changes in each component of other comprehensive income
Balance at the beginning of the period	94,140	98,484	68,592
Period change	2,320	(4,344)	29,892
Balance at the end of the period	96,460	94,140	98,484
Adjustments related to retirement and severance benefits
Changes in each component of other comprehensive income
Balance at the beginning of the period	808	(263)	24
Period change	(4,886)	1,071	(287)
Balance at the end of the period	¥ (4,078)	¥ 808	¥ (263)